Income Taxes and Retained Earnings	12 Months Ended
Dec. 31, 2011
Income Taxes and Retained Earnings [Abstract]
Income Taxes and Retained Earnings
Note 9.	Income Taxes and Retained Earnings

Under previous law, the provisions of the IRS and similar sections of Iowa law permitted the Bank to deduct from taxable income an allowance for bad debts based on 8% of taxable income before such deduction or actual loss experience.  Legislation passed in 1996 eliminated the percentage of taxable income method as an option for computing bad debt deductions for 1996 and in all future years.

Deferred taxes have been provided for the difference between tax bad debt reserves and the loan loss allowances recorded in the financial statements subsequent to December 31, 1987.  However, at December 31, 2011, retained earnings contain certain historical additions to bad debt reserves for income tax purposes of approximately $2,445,000 as of December 31, 1987, for which no deferred taxes have been provided because the Bank does not intend to use these reserves for purposes other than to absorb losses.  If these amounts which qualified as bad debt deductions are used for purposes other than to absorb bad debt losses or adjustments arising from the carryback of net operating losses, income taxes may be imposed at the then-existing rates.  The approximate amount of unrecognized tax liability associated with these historical additions is $929,000.

Income tax expense is summarized as follows:

	Years Ended December 31,
	2011	2010	2009

Current	$573,545	$222,614	$791,876
Deferred	212,455	254,886	732,824
	$786,000	$477,500	$1,524,700

Deferred tax assets and liabilities consisted of the following components as of December 31, 2011 and 2010:

	2011	2010

Deferred tax assets:
Allowance for loan losses	$2,180,000	$2,293,000
Capital loss carry forward	385,000	391,000
Deferred directors fees and compensation	68,000	60,000
Deferred income	24,000	32,000
Accrued expenses	403,000	323,000
Tax credit carryforward	-	59,000
Stock-based compensation expense	70,000	70,000
Unrealized losses on securities available for sale	-	53,000
Other	35,000	135,000
Total gross deferred tax assets	3,165,000	3,416,000

Valuation allowance	(382,000)	(382,000)
Net deferred tax assets	2,783,000	3,034,000

Deferred tax liabilities:
Premises and equipment	508,000	356,000
Unrealized gains on securities available-for-sale	534,000	-
Title plant	127,000	204,000
Servicing rights	239,000	287,000
Other	23,361	35,406
Total gross deferred tax liabilities	1,431,361	882,406

Net deferred tax assets	$1,351,639	$2,151,594

The valuation allowance for deferred tax assets at December 31, 2011 and 2010, totaled $382,000.  The valuation allowance and the change in valuation allowance relate to realized and unrealized capital losses on certain equity investments in which the Company does not expect to be able to realize related tax benefits because of limitations on utilization of capital losses only against capital gains for federal and state tax purposes.

Total income tax expense differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	Year Ended December 31,
	2011		2010		2009
		Percent		Percent		Percent
		of Pretax		of Pretax		of Pretax
	Amount	Income	Amount	Income	Amount	Income

Income before income taxes	$1,164,283	34.0%	$742,161	34.0%	$1,602,731	34.0%
Nontaxable income	(180,127)	(5.3)	(142,534)	(6.5)	(134,292)	(2.8)
State income tax, net of
federal income tax benefit	92,312	2.7	59,477	2.7	109,659	2.3
Low-income housing tax credit	(225,401)	(6.6)	(191,356)	(8.8)	(139,287)	(3.0)
KSOP	(2,555)	(0.1)	(1,398)	(0.1)	(1,398)	0.0
Increase (decrease) to valuation
allowance	-	0.0	(2,854)	(0.1)	(15,103)	(0.3)
Decrease in liability for unrecognized	-	0.0	(50,000)	(2.3)	-	0.0
tax benefits
Other	(62,512)	(1.8)	64,004	3.0	102,390	2.1
Income tax expense	$786,000	23.0%	$477,500	21.9%	$1,524,700	32.3%

Accounting guidance on uncertain tax positions addresses the determination of how tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements.  The Company recognizes the tax benefits from an uncertain tax position only when it is more likely than not, based on the technical merits of the position, that the tax position will be sustained upon examination, including the resolution of any related appeals or litigation.  The tax benefits recognized in the consolidated financial statements from such a position are measured as the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate resolution.  As of December 31, 2011 and 2010 the liability for unrecognized tax benefits was $150,000.

The Company has established contingency reserves for material, known tax exposures, including potential tax audit adjustments with respect to its state nexus issues.  The Company's tax reserves reflect management's judgment as to the resolution of the issues involved if subject to judicial review.  While the Company believes that its reserves are adequate to cover reasonably expected tax risks, there can be no assurance that, in all instances, an issue raised by a tax authority will be resolved at a financial cost that does not exceed its related reserve.  With respect to these reserves, the Company's income tax expense would include (1) any changes in tax reserves arising from material changes during the period in the facts and circumstances (i.e., new information) surrounding a tax issue, and (2) any difference from the Company's tax position as recorded in the financial statements and the final resolution of a tax issue during the period.

Income tax returns for the years 2008 through 2011, with few exceptions, remain open to examination by federal and state taxing authorities.